Goodwill (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Aug. 31, 2019 USD ($)	Aug. 31, 2019 CNY (¥)	Aug. 31, 2018 CNY (¥)	Aug. 31, 2017 CNY (¥)
Goodwill
Goodwill, Beginning Balance		¥ 372,077	¥ 58,676
Goodwill acquired (Note 4)		489,930	313,717
Disposal of subsidiaries		(46,955)	(316)
Goodwill, Ending Balance	$ 113,925	815,052	372,077	¥ 58,676
Impairment charges on goodwill		¥ 0	¥ 0	¥ 0